ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payable And Accrual [Line Items]
Employees and payroll accruals	$ 273	$ 169
Accrued expenses	133	74
Other	21	12
Accrued Liabilities and Other Liabilities, Total	$ 427	$ 255